Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities
5. Accounts Payable and Accrued Liabilities

5. Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
Trade accounts payable	$686,222	$744,716
Accrued liabilities	19,349	44,162
Accrued interest payable	19,064	19,064
Payroll and commissions payable	32,101	85,416
Unrecognized tax position	90,000	90,000
	$846,736	$983,358